UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-021478

Name of Registrant:	Vanguard CMT Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—August 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Municipal Low Duration Fund Investor Shares

Market Liquidity Fund Investor Shares

Vanguard Municipal Low Duration Fund

Investor Shares

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Municipal Low Duration Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.01%

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.

  The broad U.S. investment-grade bond market returned 3.19%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.

  The Fund’s advisor uses a top-down investment management approach to select a variety of high-quality, short-term municipal securities. The Fund underperformed its benchmark for the fiscal year because of its significantly shorter duration.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 31, 2015, Through August 31, 2025

Initial Investment of $10,000

	Investor Shares	Short Municipal Debt Funds Average	Bloomberg Municipal Bond Index
2015	$10,000	$10,000	$10,000
2015	$10,001	$10,024	$10,153
2016	$10,001	$10,076	$10,362
2016	$10,008	$10,075	$10,500
2016	$10,020	$10,121	$10,688
2016	$10,035	$10,006	$10,130
2017	$10,052	$10,084	$10,389
2017	$10,072	$10,140	$10,653
2017	$10,092	$10,188	$10,782
2017	$10,114	$10,133	$10,696
2018	$10,143	$10,153	$10,649
2018	$10,180	$10,178	$10,772
2018	$10,213	$10,225	$10,835
2018	$10,253	$10,235	$10,817
2019	$10,293	$10,337	$11,088
2019	$10,336	$10,432	$11,462
2019	$10,374	$10,530	$11,780
2019	$10,408	$10,541	$11,735
2020	$10,437	$10,639	$12,137
2020	$10,469	$10,596	$11,918
2020	$10,473	$10,692	$12,161
2020	$10,475	$10,725	$12,310
2021	$10,477	$10,735	$12,266
2021	$10,478	$10,774	$12,482
2021	$10,479	$10,788	$12,574
2021	$10,480	$10,763	$12,552
2022	$10,482	$10,631	$12,185
2022	$10,492	$10,513	$11,634
2022	$10,520	$10,494	$11,488
2022	$10,566	$10,513	$11,468
2023	$10,639	$10,554	$11,564
2023	$10,720	$10,622	$11,691
2023	$10,812	$10,695	$11,684
2023	$10,910	$10,825	$11,959
2024	$10,996	$10,943	$12,190
2024	$11,092	$10,959	$12,003
2024	$11,183	$11,173	$12,396
2024	$11,274	$11,244	$12,549
2025	$11,341	$11,331	$12,551
2025	$11,426	$11,362	$12,247
2025	$11,499	$11,528	$12,405

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	2.83%	1.89%	1.41%
Short Municipal Debt Funds Average	3.18%	1.52%	1.43%
Bloomberg Municipal Bond IndexFootnote Reference*	0.08%	0.40%	2.18%
Footnote	Description
Footnote*	The Fund added a broad-based benchmark to reflect the Fund's change from a municipal money market fund to a municipal short-term bond fund, which was effective June 2024.

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,254
Number of Portfolio Holdings	238
Portfolio Turnover Rate	0%
Total Investment Advisory Fees (in thousands)	$377

Distribution by Effective Maturity % of Net Assets (as of August 31, 2025)

1 to 7 Days	102.3%
8 to 30 Days	1.5%
31 to 60 Days	0.4%
61 to 90 Days	0.7%
91 to 180 Days	0.9%
Over 180 Days	1.7%
Other Assets and Liabilities—Net	(7.5%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1143

Vanguard Market Liquidity Fund

Investor Shares

Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Market Liquidity Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$1	0.005%

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$101,965
Number of Portfolio Holdings	220
Total Investment Advisory Fees (in thousands)	$4,015

Distribution by Effective Maturity % of Net Assets (as of August 31, 2025)

1 to 7 Days	59.8%
8 to 30 Days	19.7%
31 to 60 Days	11.8%
61 to 90 Days	3.1%
91 to 180 Days	5.7%
Other Assets and Liabilities—Net	(0.1%)

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1142

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit and Risk Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
(a) Audit Fees.	$50,000	$58,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$50,000	$58,000

(e)     (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)     Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,710,837	$3,508,505
Tax Fees.	$1,775,524	$1,912,843
All Other Fees.	$50,000	$268,000
Total.	$5,536,360	$5,689,348

(h)     For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2025
Vanguard CMT Funds
Vanguard Market Liquidity Fund
Vanguard Municipal Low Duration Fund

Contents
Market Liquidity Fund	1
Municipal Low Duration Fund	13
Report of Independent Registered Public Accounting Firm	26
Tax information	27

Market Liquidity Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government Agency Debt (16.4%)
[2]	Federal Farm Credit Banks Funding Corp., SOFR + 0.005%	4.345%	9/3/2025	6,497	6,497
	Federal Home Loan Banks Discount Notes	4.291%–4.379%	9/3/2025	1,977,488	1,977,253
	Federal Home Loan Banks Discount Notes	4.288%–4.377%	9/5/2025	203,019	202,947
	Federal Home Loan Banks Discount Notes	4.293%–4.379%	9/10/2025	1,100,778	1,099,736
	Federal Home Loan Banks Discount Notes	4.293%–4.379%	9/12/2025	436,996	436,479
	Federal Home Loan Banks Discount Notes	4.293%–4.379%	9/17/2025	369,673	369,019
	Federal Home Loan Banks Discount Notes	4.245%–4.379%	9/19/2025	435,887	435,014
	Federal Home Loan Banks Discount Notes	4.198%–4.288%	9/22/2025	286,026	285,353
	Federal Home Loan Banks Discount Notes	4.287%–4.292%	9/24/2025	191,384	190,889
	Federal Home Loan Banks Discount Notes	4.270%	9/25/2025	132,585	132,226
	Federal Home Loan Banks Discount Notes	4.267%–4.320%	9/26/2025	455,764	454,477
	Federal Home Loan Banks Discount Notes	4.267%–4.273%	10/1/2025	119,634	119,227
	Federal Home Loan Banks Discount Notes	4.338%–4.348%	10/3/2025	28,688	28,584
	Federal Home Loan Banks Discount Notes	4.235%–4.301%	10/6/2025	168,993	168,320
	Federal Home Loan Banks Discount Notes	4.237%–4.303%	10/7/2025	165,400	164,722
	Federal Home Loan Banks Discount Notes	4.374%–4.375%	10/10/2025	81,743	81,380
	Federal Home Loan Banks Discount Notes	4.371%–4.381%	10/15/2025	201,519	200,508
	Federal Home Loan Banks Discount Notes	4.278%	10/17/2025	1,700	1,691
	Federal Home Loan Banks Discount Notes	4.298%–4.361%	10/29/2025	230,537	229,012
	Federal Home Loan Banks Discount Notes	4.222%	10/31/2025	34,200	33,966
	Federal Home Loan Banks Discount Notes	4.283%	11/3/2025	152,420	151,326
	Federal Home Loan Banks Discount Notes	4.267%–4.284%	11/5/2025	204,987	203,469
	Federal Home Loan Banks Discount Notes	4.158%–4.273%	11/7/2025	204,423	202,863
	Federal Home Loan Banks Discount Notes	4.234%	11/10/2025	148,300	147,119
	Federal Home Loan Banks Discount Notes	4.257%–4.263%	11/12/2025	92,789	92,029
	Federal Home Loan Banks Discount Notes	4.257%–4.286%	11/14/2025	99,756	98,917
	Federal Home Loan Banks Discount Notes	4.111%	11/21/2025	23,087	22,875
	Federal Home Loan Banks Discount Notes	4.164%–4.211%	11/26/2025	63,483	62,864
	Federal Home Loan Banks Discount Notes	4.239%	12/5/2025	39,141	38,721
	Federal Home Loan Banks Discount Notes	4.015%–4.179%	12/17/2025	250,344	247,331
	Federal Home Loan Banks Discount Notes	4.076%–4.144%	12/19/2025	138,771	137,071
	Federal Home Loan Banks Discount Notes	3.931%	1/8/2026	52,288	51,534
	Federal Home Loan Banks Discount Notes	4.045%	2/25/2026	45,940	45,050
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	411,595	411,583
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	137,600	137,597
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	134,600	134,596
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	70,420	70,419
[2]	Federal Home Loan Banks, SOFR - 0.010%	4.330%	9/3/2025	70,375	70,373
[2]	Federal Home Loan Banks, SOFR - 0.015%	4.325%	9/3/2025	62,600	62,600
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	400,580	400,560
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	346,300	346,242
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	291,865	291,852
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	274,580	274,574
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	239,600	239,596
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	234,500	234,496
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	212,500	212,497
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	204,765	204,762
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	136,880	136,879
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	121,555	121,552
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	111,420	111,419
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	109,300	109,295
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	109,100	109,081
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	95,615	95,614
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	86,400	86,399
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	77,700	77,699
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	76,545	76,544
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	73,900	73,897
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	72,900	72,887
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	70,900	70,898
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	68,500	68,499
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	68,500	68,499
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	68,300	68,300
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	68,300	68,299
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	58,400	58,399
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	49,700	49,699
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	49,500	49,499
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	43,200	43,199
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	41,200	41,200
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	34,700	34,699
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	21,500	21,500
[2]	Federal Home Loan Banks, SOFR + 0.000%	4.340%	9/3/2025	14,400	14,400
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	83,900	83,894

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	77,700	77,701
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	77,000	76,999
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	75,800	75,800
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	74,900	74,901
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	73,200	73,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	72,900	72,900
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	72,900	72,894
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	72,100	72,096
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	66,050	66,050
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	65,700	65,697
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	57,000	57,001
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	50,300	50,300
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	46,500	46,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	39,370	39,370
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	39,000	39,000
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	36,400	36,393
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	35,700	35,698
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	35,500	35,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	34,700	34,700
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	34,200	34,200
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	28,600	28,599
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	22,500	22,500
[2]	Federal Home Loan Banks, SOFR + 0.005%	4.345%	9/3/2025	20,800	20,800
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	292,300	292,307
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	154,100	154,102
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	154,000	154,004
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	151,200	151,204
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	81,235	81,237
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	77,700	77,702
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	60,500	60,501
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	51,285	51,285
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	39,000	39,000
[2]	Federal Home Loan Banks, SOFR + 0.010%	4.350%	9/3/2025	35,555	35,555
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	155,200	155,205
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	139,900	139,899
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	113,000	112,999
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	99,100	99,101
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	76,400	76,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	60,100	60,100
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	52,000	52,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	39,000	39,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	37,400	37,400
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	28,000	28,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	28,000	28,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	27,000	27,000
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	18,700	18,700
[2]	Federal Home Loan Banks, SOFR + 0.015%	4.355%	9/3/2025	14,600	14,600
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	62,000	62,001
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	39,185	39,186
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	38,000	38,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	28,000	28,000
[2]	Federal Home Loan Banks, SOFR + 0.020%	4.360%	9/3/2025	8,600	8,600
[3]	Freddie Mac Discount Notes	4.341%	9/18/2025	6,555	6,543
[3]	Freddie Mac Discount Notes	4.158%	11/7/2025	238,010	236,194
[3]	Freddie Mac Discount Notes	4.163%	12/5/2025	38,451	38,038
Total U.S. Government Agency Debt (Cost $16,672,369)					16,673,128
U.S. Treasury Debt (31.8%)
	United States Treasury Bill	3.703%–4.364%	9/2/2025	1,726,369	1,726,167
	United States Treasury Bill	4.167%–4.173%	9/4/2025	112,053	112,027
	United States Treasury Bill	3.712%–4.006%	9/9/2025	2,500,000	2,497,932
	United States Treasury Bill	4.153%	9/11/2025	1,500,000	1,498,406
	United States Treasury Bill	4.001%	9/16/2025	1,500,000	1,497,506
	United States Treasury Bill	4.183%	9/18/2025	1,000,000	998,105
	United States Treasury Bill	3.996%–4.117%	9/23/2025	3,000,000	2,992,563
	United States Treasury Bill	4.02%–4.131%	9/30/2025	1,173,376	1,169,497
	United States Treasury Bill	3.968%–4.193%	10/7/2025	1,405,343	1,399,604
	United States Treasury Bill	4.095%–4.222%	10/9/2025	2,345,000	2,334,877
	United States Treasury Bill	4.123%–4.131%	10/14/2025	1,492,851	1,485,588
	United States Treasury Bill	4.212%	10/16/2025	1,000,000	994,909
	United States Treasury Bill	4.146%	10/21/2025	788,000	783,544
	United States Treasury Bill	4.207%	10/23/2025	877,000	871,875
	United States Treasury Bill	3.883%–4.106%	10/28/2025	1,817,014	1,805,284
	United States Treasury Bill	4.202%	10/30/2025	900,000	893,975
	United States Treasury Bill	4.096%	11/4/2025	1,000,000	992,851
	United States Treasury Bill	4.132%	11/6/2025	243,190	241,392
	United States Treasury Bill	4.181%	11/13/2025	205,020	203,347
	United States Treasury Bill	4.136%	11/25/2025	500,000	495,304
	United States Treasury Bill	4.121%	12/2/2025	490,000	485,008
	United States Treasury Bill	4.017%	12/9/2025	450,000	445,069
	United States Treasury Bill	3.962%	12/16/2025	626,315	618,954
	United States Treasury Bill	3.962%–4.138%	12/23/2025	953,796	941,867
	United States Treasury Bill	3.932%	12/30/2025	909,000	896,936

Market Liquidity Fund
		Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Bill	4.037%	2/12/2026	1,000,000	982,410
	United States Treasury Bill	4.015%	2/19/2026	902,000	885,537
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.150%	4.293%	9/1/2025	101,000	100,983
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.159%	4.302%	9/3/2025	15,867	15,853
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.170%	4.313%	9/1/2025	1,009,175	1,009,213
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.182%	4.325%	9/1/2025	682,913	682,991
[2]	United States Treasury Floating Rate Note, United States Treasury 3M Bill Money Market Yield + 0.245%	4.388%	9/1/2025	357,298	357,363
Total U.S. Treasury Debt (Cost $32,411,300)					32,416,937
U.S. Treasury Repurchase Agreements (51.9%)
	Banco Bilbao Vizcaya Argentaria SA (Dated 8/29/2025, Repurchase Value $1,966,946, collateralized by U.S. Treasury Obligations 1.000%–5.000%, 11/30/2026–2/15/2054, with a value of $2,005,320)	4.330%	9/2/2025	1,966,000	1,966,000
	Banco Santander SA (Dated 8/29/2025, Repurchase Value $819,394, collateralized by U.S. Treasury Obligations 0.125%–6.250%, 2/28/2026–8/15/2055, with a value of $835,380)	4.330%	9/2/2025	819,000	819,000
	Bank of Montreal (Dated 8/29/2025, Repurchase Value $82,039, collateralized by U.S. Treasury Obligations 1.750%–4.500%, 8/15/2041–2/15/2044, with a value of $83,640)	4.330%	9/2/2025	82,000	82,000
	Bank of Nova Scotia (Dated 8/29/2025, Repurchase Value $983,473, collateralized by U.S. Treasury Obligations 0.000%–6.000%, 9/11/2025–8/15/2055, with a value of $1,002,660)	4.330%	9/2/2025	983,000	983,000
	Barclays Bank plc (Dated 8/29/2025, Repurchase Value $1,638,788, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 10/15/2025–11/15/2034, with a value of $1,670,760)	4.330%	9/2/2025	1,638,000	1,638,000
	Barclays Bank plc (Dated 8/4/2025, Repurchase Value $460,467, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 10/7/2025–8/15/2055, with a value of $467,160)	4.310%	9/18/2025	458,000	458,000
	BNP Paribas Securities Corp. (Dated 7/1/2025, Repurchase Value $516,887, collateralized by U.S. Treasury Obligations 0.000%–4.250%, 10/28/2025–12/31/2026, with a value of $523,260)	4.330%	9/2/2025	513,000	513,000
	BNP Paribas Securities Corp. (Dated 8/25/2025, Repurchase Value $157,400, collateralized by U.S. Treasury Obligations 0.500%–4.250%, 1/15/2026–7/15/2032, with a value of $160,140)	4.370%	9/15/2025	157,000	157,000
	BNP Paribas Securities Corp. (Dated 7/21/2025, Repurchase Value $1,578,915, collateralized by U.S. Treasury Obligations 0.125%–5.500%, 10/31/2027–2/15/2050, with a value of $1,598,340)	4.345%	9/22/2025	1,567,000	1,567,000
	BNP Paribas Securities Corp. (Dated 7/28/2025, Repurchase Value $562,238, collateralized by U.S. Treasury Obligations 0.125%–4.875%, 11/30/2025–2/15/2044, with a value of $569,160)	4.340%	9/29/2025	558,000	558,000
	BNP Paribas Securities Corp. (Dated 7/29/2025, Repurchase Value $229,704, collateralized by U.S. Treasury Obligations 0.375%–6.000%, 2/15/2026–2/15/2038, with a value of $232,560)	4.340%	9/29/2025	228,000	228,000
	BNP Paribas Securities Corp. (Dated 7/30/2025, Repurchase Value $232,723, collateralized by U.S. Treasury Obligations 0.625%–4.250%, 4/15/2026–11/15/2040, with a value of $235,620)	4.330%	9/30/2025	231,000	231,000
	BNP Paribas Securities Corp. (Dated 8/4/2025, Repurchase Value $171,279, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 10/15/2025–2/15/2055, with a value of $173,400)	4.300%	10/6/2025	170,000	170,000
	BNP Paribas Securities Corp. (Dated 8/11/2025, Repurchase Value $138,045, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 9/18/2025–9/30/2029, with a value of $139,740)	4.290%	10/14/2025	137,000	137,000
	BNP Paribas Securities Corp. (Dated 8/27/2025, Repurchase Value $160,145, collateralized by U.S. Treasury Obligations 0.375%–1.875%, 6/30/2026–2/15/2044, with a value of $162,180)	4.250%	10/27/2025	159,000	159,000
	Canadian Imperial Bank of Commerce (Dated 8/7/2025, Repurchase Value $57,192, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 11/30/2025–2/15/2055, with a value of $58,140)	4.340%	9/4/2025	57,000	57,000
	Canadian Imperial Bank of Commerce (Dated 8/11/2025, Repurchase Value $650,427, collateralized by U.S. Treasury Obligations 0.125%–4.750%, 10/15/2025–2/15/2055, with a value of $660,960)	4.350%	9/11/2025	648,000	648,000
	Canadian Imperial Bank of Commerce (Dated 8/25/2025, Repurchase Value $102,260, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 12/18/2025–8/15/2054, with a value of $104,040)	4.370%	9/15/2025	102,000	102,000
	Canadian Imperial Bank of Commerce (Dated 7/31/2025, Repurchase Value $892,228, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 9/4/2025–5/15/2055, with a value of $904,740)	4.330%	9/18/2025	887,000	887,000
	Canadian Imperial Bank of Commerce (Dated 8/28/2025, Repurchase Value $40,153, collateralized by U.S. Treasury Obligations 0.125%–4.500%, 1/31/2026–2/15/2055, with a value of $40,800)	4.290%	9/29/2025	40,000	40,000
	Citigroup Global Markets Ltd. (Dated 8/29/2025, Repurchase Value $1,877,903, collateralized by U.S. Treasury Obligations 1.875%–4.625%, 2/28/2029–6/30/2029, with a value of $1,914,630)	4.330%	9/2/2025	1,877,000	1,877,000
	Citigroup Global Markets Ltd. (Dated 8/29/2025, Repurchase Value $1,786,859, collateralized by U.S. Treasury Obligations 0.625%–4.125%, 9/30/2027–1/31/2028, with a value of $1,821,720)	4.330%	9/2/2025	1,786,000	1,786,000
	Citigroup Global Markets Ltd. (Dated 8/27/2025, Repurchase Value $1,440,223, collateralized by U.S. Treasury Obligations 2.250%–4.125%, 8/15/2027–12/15/2027, with a value of $1,467,860)	4.370%	9/3/2025	1,439,000	1,439,000
	Credit Agricole Corporate & Investment Bank SA (Dated 8/29/2025, Repurchase Value $868,418, collateralized by U.S. Treasury Obligations 0.500%–4.875%, 4/30/2026–10/31/2030, with a value of $885,360)	4.330%	9/2/2025	868,000	868,000
	Credit Agricole Corporate & Investment Bank SA (Dated 8/29/2025, Repurchase Value $321,154, collateralized by U.S. Treasury Obligations 1.125%–4.875%, 5/31/2026–8/31/2028, with a value of $327,420)	4.330%	9/2/2025	321,000	321,000
	Credit Agricole Corporate & Investment Bank SA (Dated 8/26/2025, Repurchase Value $155,132, collateralized by U.S. Treasury Obligations 1.250%–1.625%, 3/31/2028–8/15/2029, with a value of $158,100)	4.380%	9/2/2025	155,000	155,000

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Deutsche Bank AG (Dated 8/29/2025, Repurchase Value $540,259, collateralized by U.S. Treasury Obligations 0.625%–4.000%, 12/31/2027–1/31/2031, with a value of $551,064)	4.320%	9/2/2025	540,000	540,000
Deutsche Bank AG (Dated 8/29/2025, Repurchase Value $452,217, collateralized by U.S. Treasury Obligations 2.000%–4.750%, 5/15/2039–5/15/2051, with a value of $461,262)	4.330%	9/2/2025	452,000	452,000
Deutsche Bank AG (Dated 8/27/2025, Repurchase Value $589,500, collateralized by U.S. Treasury Obligations 1.875%–3.500%, 9/15/2027–1/31/2030, with a value of $601,291)	4.370%	9/3/2025	589,000	589,000
Federal Reserve Bank of New York (Dated 8/29/2025, Repurchase Value $5,456,576, collateralized by U.S. Treasury Obligations 1.625%–3.875%, 4/15/2029–2/15/2032, with a value of $5,456,576)	4.250%	9/2/2025	5,454,000	5,454,000
Fixed Income Clearing Corp. - Northern Trust (Dated 8/29/2025, Repurchase Value $2,130,024, collateralized by U.S. Treasury Obligations 1.000%–4.000%, 6/15/2028–7/31/2028, with a value of $2,171,580)	4.330%	9/2/2025	2,129,000	2,129,000
Fixed Income Clearing Corp. - State Street Bank and Trust Co. (Dated 8/29/2025, Repurchase Value $5,087,446, collateralized by U.S. Treasury Obligations 0.625%–4.625%, 8/15/2030–4/30/2031, with a value of $5,212,125)	4.330%	9/2/2025	5,085,000	5,085,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 8/29/2025, Repurchase Value $4,915,364, collateralized by U.S. Treasury Obligations 0.250%–4.625%, 9/30/2026–2/15/2050, with a value of $5,011,260)	4.330%	9/2/2025	4,913,000	4,913,000
Fixed Income Clearing Corp. - The Bank of New York Mellon (Dated 8/29/2025, Repurchase Value $176,084, collateralized by U.S. Treasury Obligations 1.125%, 1/15/2033, with a value of $179,520)	4.270%	9/2/2025	176,000	176,000
Goldman Sachs & Co. (Dated 8/29/2025, Repurchase Value $246,118, collateralized by U.S. Treasury Obligations 1.625%, 11/15/2050, with a value of $250,920)	4.330%	9/2/2025	246,000	246,000
Goldman Sachs & Co. (Dated 8/27/2025, Repurchase Value $633,537, collateralized by U.S. Treasury Obligations 0.000%–4.125%, 12/23/2025–5/15/2033, with a value of $645,660)	4.360%	9/3/2025	633,000	633,000
HSBC Securities USA Inc. (Dated 8/29/2025, Repurchase Value $639,307, collateralized by U.S. Treasury Obligations 0.125%–5.000%, 1/15/2026–5/15/2052, with a value of $651,780)	4.330%	9/2/2025	639,000	639,000
ING Financial Markets LLC (Dated 8/29/2025, Repurchase Value $164,079, collateralized by U.S. Treasury Obligations 2.250%–4.250%, 8/15/2027–8/15/2042, with a value of $167,361)	4.330%	9/2/2025	164,000	164,000
ING Financial Markets LLC (Dated 8/27/2025, Repurchase Value $80,068, collateralized by U.S. Treasury Obligations 0.000%, 12/26/2025–1/22/2026, with a value of $81,669)	4.360%	9/3/2025	80,000	80,000
JP Morgan Securities, LLC (Dated 8/29/2025, Repurchase Value $2,949,418, collateralized by U.S. Treasury Obligations 0.125%–4.250%, 1/15/2029–7/15/2030, with a value of $3,006,960)	4.330%	9/2/2025	2,948,000	2,948,000
MUFG Securities Americas Inc. (Dated 8/29/2025, Repurchase Value $33,016, collateralized by U.S. Treasury Obligations 4.250%, 11/30/2026, with a value of $33,660)	4.340%	9/2/2025	33,000	33,000
MUFG Securities Canada Ltd. (Dated 8/29/2025, Repurchase Value $492,237, collateralized by U.S. Treasury Obligations 0.000%–5.000%, 11/28/2025–5/15/2055, with a value of $502,082)	4.340%	9/2/2025	492,000	492,000
Natixis SA (Dated 8/29/2025, Repurchase Value $656,316, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 1/15/2026–2/15/2053, with a value of $669,442)	4.330%	9/2/2025	656,000	656,000
Navy Federal Credit Union (Dated 8/27/2025, Repurchase Value $40,034, collateralized by U.S. Treasury Obligations 0.875%, 9/30/2026, with a value of $40,905)	4.370%	9/3/2025	40,000	40,000
Nomura Securities International Inc. (Dated 8/29/2025, Repurchase Value $328,158, collateralized by U.S. Treasury Obligations 0.125%–4.625%, 12/31/2025–2/15/2051, with a value of $334,560)	4.330%	9/2/2025	328,000	328,000
RBC Dominion Securities Inc. (Dated 8/29/2025, Repurchase Value $64,031, collateralized by U.S. Treasury Obligations 0.250%–4.875%, 6/30/2026–5/15/2054, with a value of $65,280)	4.330%	9/2/2025	64,000	64,000
RBC Dominion Securities Inc. (Dated 7/31/2025, Repurchase Value $157,926, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 1/8/2026–8/15/2055, with a value of $160,140)	4.335%	9/18/2025	157,000	157,000
Royal Bank of Canada (Dated 7/1/2025, Repurchase Value $323,468, collateralized by U.S. Treasury Obligations 1.875%–6.625%, 7/31/2026–2/15/2054, with a value of $327,420)	4.325%	9/3/2025	321,000	321,000
Royal Bank of Canada (Dated 7/2/2025, Repurchase Value $376,876, collateralized by U.S. Treasury Obligations 1.500%–4.125%, 1/31/2027–2/29/2028, with a value of $381,480)	4.325%	9/4/2025	374,000	374,000
Royal Bank of Canada (Dated 7/7/2025, Repurchase Value $193,453, collateralized by U.S. Treasury Obligations 0.000%–3.750%, 6/11/2026–8/31/2027, with a value of $195,840)	4.325%	9/8/2025	192,000	192,000
Royal Bank of Canada (Dated 7/15/2025, Repurchase Value $783,103, collateralized by U.S. Treasury Obligations 0.625%–4.625%, 12/31/2026–11/15/2034, with a value of $792,540)	4.350%	9/18/2025	777,000	777,000
Smbc Nikko Securities America (Dated 8/29/2025, Repurchase Value $328,158, collateralized by U.S. Treasury Obligations 0.000%–4.750%, 9/16/2025–2/15/2055, with a value of $334,560)	4.330%	9/2/2025	328,000	328,000
Smbc Nikko Securities America (Dated 8/27/2025, Repurchase Value $79,067, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 10/9/2025–11/15/2033, with a value of $80,580)	4.360%	9/3/2025	79,000	79,000
Societe Generale SA (Dated 8/26/2025, Repurchase Value $617,525, collateralized by U.S. Treasury Obligations 4.250%–4.375%, 5/15/2034–11/15/2034, with a value of $629,340)	4.380%	9/2/2025	617,000	617,000
Societe Generale SA (Dated 8/27/2025, Repurchase Value $317,269, collateralized by U.S. Treasury Obligations 2.750%–4.375%, 11/15/2039–11/15/2047, with a value of $323,340)	4.370%	9/3/2025	317,000	317,000

Market Liquidity Fund
	Yield[1]	Maturity Date	Face Amount ($000)	Market Value• ($000)
Societe Generale SA (Dated 8/28/2025, Repurchase Value $399,337, collateralized by U.S. Treasury Obligations 1.875%–4.125%, 5/15/2043–2/15/2051, with a value of $406,980)	4.340%	9/4/2025	399,000	399,000
Societe Generale SA (Dated 8/28/2025, Repurchase Value $331,280, collateralized by U.S. Treasury Obligations 2.375%–3.250%, 2/15/2042–11/15/2047, with a value of $337,620)	4.350%	9/4/2025	331,000	331,000
Standard Chartered Bank (Dated 8/29/2025, Repurchase Value $967,465, collateralized by U.S. Treasury Obligations 0.000%–4.875%, 10/2/2025–2/15/2042, with a value of $986,815)	4.330%	9/2/2025	967,000	967,000
Sumitomo Mitsui Banking Corp. (Dated 8/29/2025, Repurchase Value $4,326,080, collateralized by U.S. Treasury Obligations 0.500%–6.125%, 9/30/2025–2/15/2054, with a value of $4,410,480)	4.330%	9/2/2025	4,324,000	4,324,000
TD Securities (USA) LLC (Dated 8/27/2025, Repurchase Value $80,068, collateralized by U.S. Treasury Obligations 2.000%–4.625%, 5/15/2041–2/15/2055, with a value of $81,600)	4.360%	9/3/2025	80,000	80,000
Truist Bank (Dated 8/29/2025, Repurchase Value $164,079, collateralized by U.S. Treasury Obligations 1.500%–3.250%, 8/15/2026–6/30/2029, with a value of $167,280)	4.330%	9/2/2025	164,000	164,000
Total U.S. Treasury Repurchase Agreements (Cost $52,934,000)				52,934,000
Total Investments (100.1%) (Cost $102,017,669)				102,024,065
Other Assets and Liabilities—Net (-0.1%)				(59,533)
Net Assets (100%)				101,964,532
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3M—3-month.
SOFR—Secured Overnight Financing Rate.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $49,083,669)	49,090,065
Repurchase Agreements (Cost $52,934,000)	52,934,000
Total Investments in Securities	102,024,065
Cash	1,920,438
Receivables for Accrued Income	112,561
Total Assets	104,057,064
Liabilities
Payables for Investment Securities Purchased	2,092,331
Payables to Vanguard	201
Total Liabilities	2,092,532
Net Assets	101,964,532
At August 31, 2025, net assets consisted of:

Paid-in Capital	101,957,109
Total Distributable Earnings (Loss)	7,423
Net Assets	101,964,532

Net Assets
Applicable to 1,019,681,649 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	101,964,532
Net Asset Value Per Share	$100.00

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest	3,615,679
Total Income	3,615,679
Expenses
The Vanguard Group—Note B
Management and Administrative	4,015
Total Expenses	4,015
Net Investment Income	3,611,664
Realized Net Gain (Loss) on Investment Securities Sold	168
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(3,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,608,688

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,611,664	4,044,251
Realized Net Gain (Loss)	168	658
Change in Unrealized Appreciation (Depreciation)	(3,144)	14,652
Net Increase (Decrease) in Net Assets Resulting from Operations	3,608,688	4,059,561
Distributions
Total Distributions	(3,611,321)	(4,045,112)
Capital Share Transactions
Issued	920,626,909	771,642,894
Issued in Lieu of Cash Distributions	3,610,927	4,045,052
Redeemed	(903,648,756)	(772,514,368)
Net Increase (Decrease) from Capital Share Transactions	20,589,080	3,173,578
Total Increase (Decrease)	20,586,447	3,188,027
Net Assets
Beginning of Period	81,378,085	78,190,058
End of Period	101,964,532	81,378,085

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$100.00	$99.99	$99.97	$100.00	$100.00
Investment Operations
Net Investment Income	4.512	5.409	4.393	.580	.090
Net Realized and Unrealized Gain (Loss) on Investments	(.000)	.011	.020	(.028)	—
Total from Investment Operations	4.512	5.420	4.413	.552	.090
Distributions
Dividends from Net Investment Income	(4.512)	(5.409)	(4.393)	(.580)	(.090)
Distributions from Realized Capital Gains	—	(.001)	(.000)[1]	(.002)	—
Total Distributions	(4.512)	(5.410)	(4.393)	(.582)	(.090)
Net Asset Value, End of Period	$100.00	$100.00	$99.99	$99.97	$100.00
Total Return	4.61%	5.56%	4.50%	0.55%	0.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$101,965	$81,378	$78,190	$89,850	$105,011
Ratio of Total Expenses to Average Net Assets	0.005%	0.005%[2]	0.005%	0.005%	0.005%
Ratio of Net Investment Income to Average Net Assets	4.50%	5.41%	4.40%	0.53%	0.09%
1	Distribution was less than $0.001 per share.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.005%.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund
Notes to Financial Statements
Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Market Liquidity Fund
D.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	1,029
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	6,394
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	7,423
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	3,611,321	4,045,106
Long-Term Capital Gains	—	6
Total	3,611,321	4,045,112
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	102,017,671
Gross Unrealized Appreciation	6,993
Gross Unrealized Depreciation	(599)
Net Unrealized Appreciation (Depreciation)	6,394
E.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2025 Shares (000)	2024 Shares (000)
Issued	9,206,913	7,717,291
Issued in Lieu of Cash Distributions	36,112	40,455
Redeemed	(9,037,102)	(7,725,990)
Net Increase (Decrease) in Shares Outstanding	205,923	31,756
F.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
G.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its

Market Liquidity Fund
prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
H.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Municipal Low Duration Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (107.5%)
Alabama (0.3%)
[1]	Alabama Birmingham AL Special Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.760%	9/4/2025	12,645	12,645
Alaska (0.3%)
	Alaska Housing Finance Corp. Local or Guaranteed Housing Revenue VRDO	2.680%	9/4/2025	13,220	13,220
Arizona (0.6%)
	Arizona Board of Regents College & University Revenue VRDO	2.600%	9/3/2025	7,445	7,445
	Arizona Board of Regents College & University Revenue VRDO	2.620%	9/3/2025	20,000	20,000
					27,445
California (1.8%)
[1]	California Educational Facilities Authority College & University Revenue TOB VRDO	2.740%	9/4/2025	8,000	8,000
[1,2]	FHLMC Multifamily Certificates Revenue TOB VRDO	4.000%	9/2/2025	39,325	39,325
[1,3]	Public Finance Authority Local or Guaranteed Housing Revenue TOB VRDO	4.000%	9/2/2025	16,125	16,125
[1,3,4]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	2.800%	9/4/2025	11,470	11,470
					74,920
Colorado (1.5%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.500%	12/1/2025	8,500	8,564
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.800%	9/4/2025	15,875	15,875
[1]	Colorado Springs CO Utilities System Multiple Utility Revenue PUT TOB	3.930%	11/13/2025	30,875	30,875
	Colorado Springs CO Utilities System Multiple Utility Revenue VRDO	2.760%	9/4/2025	2,190	2,190
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	3,560	3,582
	Denver City & County School District No. 1 GO	5.000%	12/1/2025	1,840	1,852
					62,938
Connecticut (4.4%)
	Connecticut GO	5.000%	12/1/2025	2,500	2,516
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	13,000	13,000
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	12,010	12,010
	Connecticut Housing Finance Authority Local or Guaranteed Housing Revenue VRDO	2.770%	9/4/2025	3,850	3,850
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.500%	9/2/2025	44,825	44,825
	Connecticut State Health & Educational Facilities Authority College & University Revenue VRDO	3.500%	9/2/2025	111,950	111,950
					188,151
District of Columbia (1.4%)
[1]	District of Columbia GO TOB VRDO	2.760%	9/4/2025	8,680	8,680
[3]	District of Columbia Health, Hospital, Nursing Home Revenue VRDO	2.700%	9/3/2025	1,375	1,375
[1,3]	District of Columbia Housing Finance Agency Revenue TOB VRDO	2.850%	9/4/2025	9,500	9,500
[3]	District of Columbia Miscellaneous Revenue VRDO	2.700%	9/4/2025	20,655	20,655
	District of Columbia Water & Sewer Authority Water Revenue VRDO	3.880%	9/2/2025	4,600	4,600
[1]	Washington Metropolitan Area Transit Authority Dedicated (Appropriation) Revenue TOB VRDO	3.880%	9/2/2025	15,000	15,000
					59,810
Florida (9.1%)
[1,3]	Capital Trust Authority FL Health Care Facilities Revenue TOB VRDO	2.760%	9/7/2025	47,450	47,450
[1,3]	Escambia County FL Health Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	9/2/2025	21,390	21,390
[1,3]	Florida Development Finance Corp. Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	9/2/2025	36,510	36,510
[3]	Gainesville FL Utilities System Multiple Utility Revenue VRDO	3.980%	9/2/2025	6,500	6,500
[3]	Miami-Dade County FL Recreational Revenue VRDO	2.730%	9/4/2025	59,750	59,750
[1,3]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.000%	9/2/2025	5,870	5,870
[1,3]	Orange County FL Housing Finance Authority Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.000%	9/2/2025	5,000	5,000
	Orlando Utilities Commission Electric Power & Light Revenue VRDO	3.080%	9/3/2025	41,415	41,415
	Orlando Utilities Commission Multiple Utility Revenue VRDO	3.080%	9/3/2025	9,025	9,025
[1]	Peace River Manasota Regional Water Supply Authority Water Revenue TOB VRDO	3.880%	9/2/2025	15,000	15,000
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.790%	9/4/2025	33,285	33,285
[1]	Tampa FL Water & Wastewater System Water Revenue TOB VRDO	2.760%	9/4/2025	5,000	5,000
[1,3]	Volusia County FL Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	9/2/2025	99,220	99,220
					385,415
Georgia (1.1%)
	Fulton County GA Miscellaneous Revenue	4.000%	12/30/2025	20,000	20,095

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Georgia GO TOB VRDO	2.750%	9/4/2025	9,375	9,375
[3]	Georgia Municipal Electric Authority Electric Power & Light Revenue (Various Projects 1) VRDO	2.700%	9/3/2025	19,275	19,275
					48,745
Hawaii (0.2%)
[3]	Hawaii Housing Finance & Development Corp. Local or Guaranteed Housing Revenue VRDO	2.760%	9/4/2025	9,250	9,250
Illinois (1.7%)
[3]	Aurora IL College & University Revenue VRDO	2.730%	9/4/2025	5,000	5,000
[3]	Illinois Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.780%	9/4/2025	21,530	21,530
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.650%	9/3/2025	39,110	39,110
	Illinois Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.700%	9/4/2025	5,985	5,985
					71,625
Indiana (0.4%)
[3]	Indiana Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.850%	9/2/2025	7,150	7,150
[3]	Indiana Finance Authority Industrial Revenue VRDO	3.030%	9/3/2025	8,340	8,340
					15,490
Iowa (0.4%)
	Iowa Finance Authority Local or Guaranteed Housing Revenue VRDO	3.800%	9/2/2025	17,615	17,615
Louisiana (3.8%)
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.920%	9/2/2025	71,430	71,430
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.920%	9/2/2025	27,045	27,045
	East Baton Rouge Parish Industrial Development Board Inc. Industrial Revenue (ExxonMobil Project) VRDO	3.920%	9/2/2025	7,918	7,918
[3]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	3.900%	9/2/2025	54,370	54,370
[3]	Louisiana Gasoline & Fuels Sales Tax Revenue VRDO	3.900%	9/2/2025	1,925	1,925
					162,688
Maryland (2.4%)
	Maryland Economic Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.650%	9/3/2025	61,125	61,125
[1,3]	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	9/2/2025	19,205	19,205
[3,5]	Montgomery County Housing Opportunities Commission Local or Guaranteed Housing Revenue VRDO	3.900%	9/2/2025	22,835	22,835
					103,165
Massachusetts (6.8%)
[1]	Commonwealth of Massachusetts GO TOB VRDO	2.730%	9/4/2025	16,275	16,275
	Massachusetts Health & Educational Facilities Authority Recreational Revenue VRDO	3.950%	9/2/2025	40,600	40,600
	Massachusetts Water Resources Authority Water Revenue VRDO	2.600%	9/3/2025	12,170	12,170
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.800%	9/4/2025	92,500	92,500
[1]	Nuveen AMT-Free Municipal Credit Income Fund VRDO VRDP	2.800%	9/4/2025	3,000	3,000
[1,3]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.790%	9/4/2025	23,000	23,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.800%	9/4/2025	53,500	53,500
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.810%	9/4/2025	13,000	13,000
[1]	Nuveen AMT-Free Quality Municipal Income Fund VRDO VRDP	2.820%	9/4/2025	34,300	34,300
					288,345
Michigan (3.8%)
[1]	Detroit Regional Convention Facility Authority Special Tax Revenue TOB VRDO	4.000%	9/2/2025	96,500	96,500
[1]	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue TOB VRDO	3.720%	9/2/2025	22,890	22,890
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.730%	9/3/2025	31,480	31,480
	Michigan State Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.730%	9/3/2025	10,730	10,730
					161,600
Minnesota (0.4%)
[1,3]	Bloomington Minnesota Multifamily Local or Guaranteed Housing Revenue TOB VRDO	4.000%	9/2/2025	8,600	8,600
	Minnesota Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	6,540	6,540
					15,140
Mississippi (3.4%)
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.750%	9/2/2025	5,165	5,165
	Mississippi Business Finance Corp. Industrial Revenue (Chevron USA Inc. Project) VRDO	3.900%	9/2/2025	17,200	17,200
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.900%	9/2/2025	12,000	12,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.900%	9/2/2025	2,800	2,800
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.930%	9/2/2025	6,130	6,130
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.930%	9/2/2025	2,000	2,000
	Mississippi Business Finance Corp. Industrial Revenue VRDO	3.930%	9/2/2025	8,005	8,005
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.710%	9/3/2025	6,175	6,175
	Mississippi Business Finance Corp. Industrial Revenue VRDO	2.850%	9/3/2025	62,030	62,030
	Mississippi Business Finance Corp. Industrial Revenue VRDO (Chevron USA Inc. Project)	3.900%	9/2/2025	23,885	23,885
					145,390

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Missouri (4.3%)
[3]	Kansas City MO Special Obligation Revenue VRDO	2.760%	9/3/2025	2,390	2,390
[1]	Missouri Development Finance Board Miscellaneous Revenue VRDO	3.400%	9/2/2025	25,000	25,000
	Missouri Development Finance Board Recreational Revenue VRDO	3.750%	9/2/2025	27,025	27,025
[1]	Missouri Health & Educational Facilities Authority College & University Revenue VRDO	3.750%	9/2/2025	25,300	25,300
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/2/2025	50,000	50,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.750%	9/3/2025	15,000	15,000
	Missouri Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	2.670%	9/4/2025	39,020	39,020
					183,735
Multiple States (0.2%)
[1,2]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue VRDO	2.750%	9/4/2025	8,100	8,100
Nebraska (1.3%)
[3]	Douglas County Hospital Authority No. 2 Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/2/2025	6,965	6,965
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.800%	9/3/2025	8,400	8,400
	Nebraska Investment Finance Authority Local or Guaranteed Housing Revenue VRDO	2.800%	9/3/2025	11,870	11,870
[1,6,7,8]	Public Power Generation Agency Revenue GO TOB VRDO	2.750%	9/4/2025	26,325	26,325
					53,560
Nevada (2.2%)
[3]	Clark County NV Economic Development Revenue (Opportunity Village Foundation Project) VRDO	2.800%	9/4/2025	10,000	10,000
[1]	Clark County NV Water Reclamation District GO TOB VRDO	4.000%	9/2/2025	23,580	23,580
[1]	Nevada Housing Division Local or Guaranteed Housing Revenue TOB VRDO	2.830%	9/3/2025	58,100	58,100
					91,680
New Jersey (0.9%)
	Essex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	3/17/2026	5,375	5,445
	Mercer County NJ BAN GO	4.000%	3/31/2026	15,535	15,659
[3]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	2.780%	9/4/2025	15,240	15,240
					36,344
New Mexico (1.3%)
	New Mexico (Capital Project) GO	5.000%	3/1/2026	20,000	20,261
[1]	New Mexico Hospital Equipment Loan Council Health, Hospital, Nursing Home Revenue TOB VRDO	2.760%	9/4/2025	35,620	35,620
					55,881
New York (23.5%)
[3]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	3.900%	9/2/2025	18,505	18,505
[3]	Metropolitan Transportation Authority Dedicated Tax Fund Fuel Sales Tax Revenue VRDO	3.900%	9/2/2025	2,175	2,175
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.850%	9/2/2025	1,090	1,090
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.850%	9/2/2025	36,775	36,775
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.900%	9/2/2025	33,750	33,750
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.900%	9/2/2025	43,200	43,200
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	3.900%	9/2/2025	16,100	16,100
[3]	Metropolitan Transportation Authority Transit Revenue VRDO	2.750%	9/4/2025	5,225	5,225
	Nassau County Industrial Development Agency College & University Revenue VRDO	3.900%	9/2/2025	3,505	3,505
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.700%	9/4/2025	30,170	30,170
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.750%	9/4/2025	33,150	33,150
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.750%	9/4/2025	4,600	4,600
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.750%	9/4/2025	5,000	5,000
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue VRDO	2.750%	9/4/2025	16,995	16,995
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.850%	9/2/2025	27,850	27,850
	New York City Municipal Water Finance Authority Sewer Revenue VRDO	3.850%	9/2/2025	2,440	2,440
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.700%	9/2/2025	7,000	7,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.850%	9/2/2025	4,200	4,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.850%	9/2/2025	36,260	36,260
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.850%	9/2/2025	8,900	8,900
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.850%	9/2/2025	4,100	4,100
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	9/2/2025	3,700	3,700
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	9/2/2025	1,860	1,860
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.900%	9/2/2025	12,200	12,200
	New York City Municipal Water Finance Authority Water Revenue VRDO	3.950%	9/2/2025	17,770	17,770
	New York City Municipal Water Finance Authority Water Revenue VRDO	4.000%	9/2/2025	18,700	18,700
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.680%	9/4/2025	5,000	5,000
	New York City Municipal Water Finance Authority Water Revenue VRDO	2.690%	9/4/2025	23,760	23,760
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.700%	9/2/2025	5,955	5,955
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.850%	9/2/2025	16,550	16,550
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.850%	9/2/2025	28,400	28,400
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.900%	9/2/2025	10,700	10,700
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.950%	9/2/2025	58,000	58,000
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	3.960%	9/2/2025	6,600	6,600
[3]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	2.750%	9/4/2025	4,100	4,100

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[3]	New York City Transitional Finance Authority Income Tax Revenue VRDO	2.870%	9/4/2025	15,800	15,800
	New York Mortgage Agency Homeowner Mortgage Local or Guaranteed Housing Revenue VRDO	2.650%	9/3/2025	13,985	13,985
[1,3]	New York NY GO TOB VRDO	3.950%	9/2/2025	20,500	20,500
[1,3]	New York NY GO TOB VRDO	2.760%	9/4/2025	22,000	22,000
	New York NY GO VRDO	3.850%	9/2/2025	2,900	2,900
	New York NY GO VRDO	3.850%	9/2/2025	29,650	29,650
[3]	New York NY GO VRDO	3.900%	9/2/2025	7,610	7,610
	New York NY GO VRDO	3.900%	9/2/2025	9,725	9,725
	New York NY GO VRDO	3.900%	9/2/2025	68,050	68,050
	New York NY GO VRDO	3.950%	9/2/2025	2,725	2,725
[3]	New York NY GO VRDO	3.970%	9/2/2025	3,575	3,575
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.850%	9/2/2025	24,205	24,205
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	3.880%	9/2/2025	28,405	28,405
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.700%	9/3/2025	18,385	18,385
[3]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.850%	9/3/2025	9,385	9,385
[8]	North Hempstead NY GO	3.750%	9/18/2026	15,000	15,179
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.780%	9/4/2025	35,300	35,300
[1]	Nuveen New York AMT-Free Quality Municipal Income Fund VRDO VRDP	2.780%	9/4/2025	16,700	16,700
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.850%	9/2/2025	11,485	11,485
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.850%	9/2/2025	43,830	43,830
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.850%	9/2/2025	4,175	4,175
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.900%	9/2/2025	12,830	12,830
[3]	Triborough Bridge & Tunnel Authority Highway Revenue VRDO	3.900%	9/2/2025	3,085	3,085
[3]	Triborough Bridge & Tunnel Authority Transit Revenue VRDO	2.640%	9/3/2025	26,130	26,130
					999,899
North Carolina (1.4%)
[3]	Charlotte-Mecklenburg Hospital Authority Health, Hospital, Nursing Home Revenue VRDO	3.900%	9/2/2025	15,300	15,300
[1,3]	JPMorgan Chase Putters/Drivers Trust Revenue TOB VRDO	2.760%	9/4/2025	42,050	42,050
	University of North Carolina at Chapel Hill Health, Hospital, Nursing Home Revenue VRDO	2.730%	9/4/2025	2,350	2,350
					59,700
Ohio (4.5%)
[1,3]	Columbus Franklin County Ohio Finance Authority Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.000%	9/2/2025	36,775	36,775
	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.750%	9/2/2025	40,000	40,000
[3]	Ohio Health, Hospital, Nursing Home Revenue VRDO	3.800%	9/2/2025	18,570	18,570
	Ohio Lease (Appropriation) Revenue VRDO	2.700%	9/3/2025	2,750	2,750
	Ohio State University College & University Revenue VRDO	2.770%	9/3/2025	41,300	41,300
	Ohio State University College & University Revenue VRDO	2.770%	9/3/2025	42,450	42,450
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue VRDO	3.900%	9/2/2025	10,600	10,600
					192,445
Oklahoma (0.2%)
[1]	Oklahoma Water Resources Board Water Revenue PUT TOB	2.900%	10/16/2025	6,880	6,880
Oregon (0.1%)
[3]	Oregon Housing & Community Services Department Local or Guaranteed Housing Revenue VRDO	2.770%	9/4/2025	3,900	3,900
Pennsylvania (4.7%)
	Allegheny County Higher Education Building Authority College & University Revenue VRDO	3.750%	9/2/2025	34,600	34,600
[3]	Allegheny County IDA Private Schools Revenue VRDO	2.700%	9/4/2025	1,400	1,400
	Butler County General Authority Miscellaneous Revenue VRDO	2.700%	9/4/2025	3,760	3,760
[3]	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue VRDO	2.700%	9/3/2025	19,585	19,585
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue VRDO	3.900%	9/2/2025	14,085	14,085
[3]	Lancaster IDA Health, Hospital, Nursing Home Revenue VRDO	2.800%	9/4/2025	8,240	8,240
[1]	Pennsylvania Economic Development Financing Authority College & University Revenue TOB VRDO	2.760%	9/4/2025	4,950	4,950
[3]	Pennsylvania Economic Development Financing Authority Private Schools Revenue (Montessori Academy Inc. Project-C2) VRDO	2.800%	9/4/2025	600	600
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.980%	9/2/2025	11,450	11,450
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	3.980%	9/2/2025	3,750	3,750
[1,3]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.760%	9/4/2025	28,000	28,000
[3]	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/2/2025	47,460	47,460
[3]	Pennsylvania Turnpike Commission Highway Revenue VRDO	2.720%	9/4/2025	11,125	11,125
[1]	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue TOB VRDO	2.760%	9/4/2025	1,700	1,700
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.720%	9/4/2025	3,900	3,900
[3]	Philadelphia Gas Works Co. Natural Gas Revenue VRDO	2.720%	9/4/2025	4,070	4,070
					198,675
South Carolina (1.8%)
	Clover School District No. 2 BAN GO	5.000%	10/1/2025	10,000	10,019

Municipal Low Duration Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,3]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	9/2/2025	68,605	68,605
					78,624
South Dakota (1.3%)
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	32,750	32,750
	South Dakota Housing Development Authority Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	23,500	23,500
					56,250
Tennessee (2.2%)
	Sevier County TN Public Building Authority Intergovernmental Agreement Revenue VRDO	3.850%	9/2/2025	53,800	53,800
[1,3]	Sullivan County Health Educational & Housing Facilities Board Health, Hospital, Nursing Home Revenue TOB VRDO	3.980%	9/2/2025	38,090	38,090
					91,890
Texas (8.0%)
	Austin TX GO	5.000%	9/1/2025	4,400	4,400
	Gulf Coast IDA Industrial Revenue (Exxon Mobil Project) VRDO	3.950%	9/2/2025	43,850	43,850
[1,3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.650%	9/3/2025	13,890	13,890
[3]	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.650%	9/3/2025	16,185	16,185
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/2/2025	125	125
	Harris County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	3.950%	9/2/2025	36,900	36,900
[1,3]	Harris County TX Housing Authority Local or Guaranteed Housing Revenue TOB VRDO	2.850%	9/4/2025	5,210	5,210
	Red River Education Finance Corp. College & University Revenue (Texas Christian University Project) VRDO	2.800%	9/3/2025	16,650	16,650
[3]	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.750%	9/3/2025	12,310	12,310
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue VRDO	2.730%	9/4/2025	5,000	5,000
	Tarrant County Health Facilities Development Corp. Health, Hospital, Nursing Home Revenue VRDO	2.850%	9/4/2025	8,000	8,000
	Texas Department of Transportation State Highway Fund Fuel Sales Tax Revenue VRDO	2.750%	9/4/2025	19,100	19,100
	Texas GO VRDO	2.750%	9/3/2025	21,300	21,300
	Texas GO VRDO	2.750%	9/3/2025	15,105	15,105
	Texas GO VRDO	2.770%	9/3/2025	43,195	43,195
	Texas GO VRDO	2.770%	9/3/2025	3,360	3,360
	Texas GO VRDO	2.770%	9/3/2025	13,885	13,885
	Texas GO VRDO	2.770%	9/3/2025	29,100	29,100
[3]	Texas GO VRDO	2.850%	9/3/2025	27,605	27,605
	Texas GO VRDO	3.080%	9/3/2025	6,400	6,400
					341,570
Utah (0.0%)
	Utah County UT Health, Hospital, Nursing Home Revenue VRDO	3.700%	9/2/2025	1,900	1,900
Vermont (0.3%)
[3]	Vermont Educational & Health Buildings Financing Agency Health, Hospital, Nursing Home Revenue VRDO	2.770%	9/3/2025	13,380	13,380
Virginia (1.6%)
	Albemarle County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.700%	9/3/2025	5,435	5,435
	Commonwealth of Virginia GO	5.000%	6/1/2026	10,000	10,199
	Hampton Roads Sanitation District Sewer Revenue	5.000%	7/15/2026	9,000	9,187
	Loudoun County Economic Development Authority Health, Hospital, Nursing Home Revenue VRDO	2.620%	9/3/2025	3,210	3,210
	Loudoun County Economic Development Authority Industrial Revenue VRDO	2.620%	9/3/2025	2,000	2,000
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.600%	9/3/2025	7,590	7,590
	Loudoun County Economic Development Authority Miscellaneous Revenue VRDO	2.980%	9/3/2025	31,800	31,800
					69,421
Washington (1.2%)
	King County WA Sewer Revenue VRDO	3.900%	9/2/2025	15,000	15,000
	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	15,000	15,000
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.760%	9/4/2025	15,165	15,165
[3]	Washington State Housing Finance Commission Local or Guaranteed Housing Revenue VRDO	2.760%	9/4/2025	6,370	6,370
					51,535
West Virginia (0.3%)
[3]	West Virginia Hospital Finance Authority Health, Hospital, Nursing Home Revenue VRDO	2.730%	9/4/2025	14,590	14,590
Wisconsin (2.2%)
[1,3]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	9/2/2025	26,950	26,950
	University of Wisconsin Hospitals & Clinics Health, Hospital, Nursing Home Revenue VRDO	3.800%	9/2/2025	15,580	15,580
[1]	Wisconsin Health & Educational Facilities Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	9/2/2025	13,980	13,980
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	9,395	9,395
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	7,125	7,125
	Wisconsin Housing & Economic Development Authority Home Ownership Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	9,000	9,000

Municipal Low Duration Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Wisconsin Housing & Economic Development Authority Housing Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	10,535	10,535
				92,565
Wyoming (0.2%)
Wyoming Community Development Authority Local or Guaranteed Housing Revenue VRDO	2.730%	9/4/2025	8,500	8,500
Total Tax-Exempt Municipal Bonds (Cost $4,574,434)				4,574,621
Total Investments (107.5%) (Cost $4,574,434)				4,574,621
Other Assets and Liabilities—Net (-7.5%)				(320,360)
Net Assets (100%)				4,254,261
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $1,411,295, representing 33.2% of net assets.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Scheduled principal and interest payments are guaranteed by bank letter of credit.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
7	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
BAN—Bond Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Letter Of Credit Guarantors as of Period End
Entity Name	Market Value
Bank of America NA	$367,790,000
Toronto-Dominion Bank NA	290,640,000
JPMorgan Chase Bank NA	285,325,000
PNC Bank NA	137,160,000
Sumitomo Mitsui Banking Corp.	89,105,000
US Bank NA	62,280,000
Royal Bank of Canada	57,800,000
Barclays Bank plc	54,415,000
Landesbank Hessen-Thueringen	37,790,000
Federal Home Loan Mortgage Corp.	30,785,000
Other	79,225,000
Total	1,492,315,000

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,574,434)	4,574,621
Cash	6,204
Receivables for Investment Securities Sold	4,025
Receivables for Accrued Income	14,641
Total Assets	4,599,491
Liabilities
Payables for Investment Securities Purchased	345,211
Payables to Vanguard	19
Total Liabilities	345,230
Net Assets	4,254,261
At August 31, 2025, net assets consisted of:

Paid-in Capital	4,254,095
Total Distributable Earnings (Loss)	166
Net Assets	4,254,261

Net Assets
Applicable to 425,368,022 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,254,261
Net Asset Value Per Share	$10.00

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest	104,381
Total Income	104,381
Expenses
The Vanguard Group—Note B
Management and Administrative	377
Custodian Fees	62
Total Expenses	439
Expenses Paid Indirectly	(62)
Net Expenses	377
Net Investment Income	104,004
Realized Net Gain (Loss) on Investment Securities Sold	(48)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(107)
Net Increase (Decrease) in Net Assets Resulting from Operations	103,849

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	104,004	109,637
Realized Net Gain (Loss)	(48)	3
Change in Unrealized Appreciation (Depreciation)	(107)	302
Net Increase (Decrease) in Net Assets Resulting from Operations	103,849	109,942
Distributions
Total Distributions	(103,992)	(109,648)
Capital Share Transactions
Issued	20,519,150	21,438,747
Issued in Lieu of Cash Distributions	103,992	109,645
Redeemed	(18,787,128)	(22,470,437)
Net Increase (Decrease) from Capital Share Transactions	1,836,014	(922,045)
Total Increase (Decrease)	1,835,871	(921,751)
Net Assets
Beginning of Period	2,418,390	3,340,141
End of Period	4,254,261	2,418,390

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024[1]	2023[1]	2022[1]	2021[1]
Net Asset Value, Beginning of Period	$10.00	$10.00	$10.00	$10.00	$10.00
Investment Operations
Net Investment Income	.276[2]	.337[2]	.275	.040	.006
Net Realized and Unrealized Gain (Loss) on Investments	.004	.001	—	(.000)[3]	—
Total from Investment Operations	.280	.338	.275	.040	.006
Distributions
Dividends from Net Investment Income	(.280)	(.338)	(.275)	(.040)	(.006)
Distributions from Realized Capital Gains	—	(.000)[4]	—	(.000)[4]	—
Total Distributions	(.280)	(.338)	(.275)	(.040)	(.006)
Net Asset Value, End of Period	$10.00	$10.00	$10.00	$10.00	$10.00
Total Return	2.83%	3.43%	2.78%	0.39%	0.06%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,254	$2,418	$3,340	$4,791	$6,653
Ratio of Total Expenses to Average Net Assets	0.01%[5]	0.01%[5]	0.01%[5]	0.01%[5]	0.01%
Ratio of Net Investment Income to Average Net Assets	2.76%	3.37%	2.69%	0.35%	0.05%
Portfolio Turnover Rate	0%	0%	N/A%[6]	N/A%[6]	N/A%[6]
1	Adjusted to reflect a 10-for-1 share split as of the close of business on June 5, 2024.
2	Calculated based on average shares outstanding.
3	Amount was less than $0.001 per share.
4	Distribution was less than $0.001 per share.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
6	Not applicable. Portfolio Turnover Rate was not required due to former money market fund status.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Low Duration Fund
Notes to Financial Statements
Vanguard Municipal Low Duration Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a services agreement, Vanguard provides to the fund investment advisory, administrative and shareholder services and pays for all other operating expenses (except taxes) for a fee calculated at an annual percentage rate of the average net assets of the fund. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard. All expenses payable to Vanguard are generally settled twice a month.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2025, custodian fee offset arrangements reduced the fund’s expenses by $62,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

Municipal Low Duration Fund
E.	Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Tax-Exempt Income	27
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	187
Capital Loss Carryforwards	(48)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	166
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Tax-Exempt Income	103,992	109,636
Ordinary Income*	—	—
Long-Term Capital Gains	—	12
Total	103,992	109,648
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,574,434
Gross Unrealized Appreciation	187
Gross Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	187
F.	During the year ended August 31, 2025, the fund purchased $50,291,000 of investment securities and sold $0 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $612,600,000 and sales were $709,770,000, resulting in net realized gain (loss) of $0.
G.	Capital shares issued and redeemed were:

	Year Ended August 31,
	2025 Shares (000)	2024 Shares (000)
Issued	2,051,915	2,143,591
Issued in Lieu of Cash Distributions	10,399	10,963
Redeemed	(1,878,713)	(2,246,753)
Net Increase (Decrease) in Shares Outstanding	183,601	(92,199)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.

Municipal Low Duration Fund
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard CMT Funds and Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Low Duration Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Market Liquidity Fund and Vanguard Municipal Low Duration Fund (constituting Vanguard CMT Funds, hereafter collectively referred to as the "Funds") as of August 31, 2025, the related statements of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and each of the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited) for Vanguard Market Liquidity Fund
The fund hereby designates for the fiscal year $2,180,499,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Tax information (unaudited) for Vanguard Municipal Low Duration Fund
The fund designates 100% of its income dividends as exempt-interest dividends.
CMT0 102025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Management and Administrative expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – CMT Funds

The board of trustees of Vanguard Market Liquidity Fund and Vanguard Municipal Low Duration Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

VANGUARD CMT FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.